Balance Sheet Components (Schedule of Inventory) (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 132	$ 70
Finished goods	2,428	1,436
Total Inventory	$ 2,560	$ 1,506